UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Landis Associates LLC
                    Michael Landis Hershey, President
Address:    415 McFarlan Rd.  Suite 213
                   Kennett Square, PA  19328

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey, Kennett Square, PA.
                                                                    4/17/01
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE






REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      111

FORM 13F INFORMATION TABLE VALUE TOTAL:      $174,971


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name




                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                           March 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101     1063 125000.00SH       Sole                125000.00
Aeroflex Inc.                  COM              007768104     1289 125000.00SH       Sole                125000.00
Agrium Inc.                    COM              008916108     1890 150000.00SH       Sole                150000.00
Alcoa, Inc.                    COM              013817101      431 12000.00 SH       Sole                 12000.00
American Express Co.           COM              025816109      496 12006.00 SH       Sole                 12006.00
American Management Systems, I COM              027352103      593 32400.00 SH       Sole                 32400.00
Antex Biologics, Inc.          COM              03672W308      292 200000.00SH       Sole                200000.00
Arch Coal, Inc.                COM              039380100     1799 60000.00 SH       Sole                 60000.00
Atrix Laboratories, Inc.       COM              04962L101     2406 175000.00SH       Sole                175000.00
Auspex Systems, Inc.           COM              052116100      743 180000.00SH       Sole                180000.00
Axsys Technologies, Inc.       COM              054615109     1540 80000.00 SH       Sole                 80000.00
BB&T Corp.                     COM              054937107      591 16800.00 SH       Sole                 16800.00
BP Amoco PLC                   COM              055622104      507 10215.00 SH       Sole                 10215.00
Beverly Enterprises Inc. New   COM              087851309     1600 200000.00SH       Sole                200000.00
Biotime Inc.                   COM              09066L105      160 20000.00 SH       Sole                 20000.00
Bitstream Inc.                 COM              091736108      469 250000.00SH       Sole                250000.00
C-COR.net Corporation          COM              125010108     1338 200000.00SH       Sole                200000.00
CMGI,Inc.                      COM              125750109       30 12000.00 SH       Sole                 12000.00
CMS Energy Corp.               COM              125896100     2959 100000.00SH       Sole                100000.00
CTN Media Group, Inc.          COM              12643W107      388 200000.00SH       Sole                200000.00
Cabletron Systems, Inc.        COM              126920107     1935 150000.00SH       Sole                150000.00
Cantel Medical Corp.           COM              138098108      961 68000.00 SH       Sole                 68000.00
Catalyst Semiconductor, Inc.   COM              148881105     1069 300000.00SH       Sole                300000.00
Charming Shoppes, Inc.         COM              161133103     1581 304738.00SH       Sole                304738.00
Chesapeake Energy Corp         COM              165167107     3540 400000.00SH       Sole                400000.00
Colgate Palmolive Co.          COM              194162103      641 11600.00 SH       Sole                 11600.00
Concurrent Computer Corp.      COM              206710204      625 100000.00SH       Sole                100000.00
Conexant Systems Inc.          COM              207142100      670 75000.00 SH       Sole                 75000.00
Conoco Inc. Class B            COM              208251405     1004 35531.00 SH       Sole                 35531.00
Conseco Co. Inc.               COM              208464107     2415 150000.00SH       Sole                150000.00
Critical Path, Inc.            COM              22674V100      203 100000.00SH       Sole                100000.00
D & K Healthcare Resources, In COM              232861104     3634 190000.00SH       Sole                190000.00
Dell Computer Corp.            COM              247025109     1320 51400.00 SH       Sole                 51400.00
Dominion Resources,Inc.        COM              25746U109     1289 20000.00 SH       Sole                 20000.00
E. I. duPont de Nemours & Co., COM              263534109     3586 88111.00 SH       Sole                 88111.00
EMC Corp-Mass.                 COM              268648102      882 30000.00 SH       Sole                 30000.00
EOG Resources, Inc.            COM              26875P101     2886 70000.00 SH       Sole                 70000.00
El Paso Corp.                  COM              28336L109     1724 26400.00 SH       Sole                 26400.00
Electric Fuel Corp.            COM              284871100      800 200000.00SH       Sole                200000.00
Equitable Resources, Inc.      COM              294549100      690 10000.00 SH       Sole                 10000.00
Exxon Mobil Corp.              COM              302290101      614  7582.00 SH       Sole                  7582.00
F5 Networks, Inc.              COM              315616102      321 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103     1332 100000.00SH       Sole                100000.00
Friedman's Inc. A              COM              358438109       60 10000.00 SH       Sole                 10000.00
FuelCell Energy,Inc.           COM              35952H106     1515 30000.00 SH       Sole                 30000.00
Gene Logic Inc.                COM              368689105     1759 105000.00SH       Sole                105000.00
General Electric Co.           COM              369604103     3588 85716.00 SH       Sole                 85716.00
Grant Prideco, Inc.            COM              38821G101     3354 195000.00SH       Sole                195000.00
Grey Wolf, Inc.                COM              397888108     3900 600000.00SH       Sole                600000.00
Hilb, Rogal & Hamilton Co.     COM              431294107     2625 75000.00 SH       Sole                 75000.00
IGEN International, Inc.       COM              449536101     7954 420000.00SH       Sole                420000.00
Ibis Technology Corp.          COM              450909106      853 31000.00 SH       Sole                 31000.00
Insight Enterprises, Inc.      COM              45765U103     1348 63787.00 SH       Sole                 63787.00
IntraNet Solutions Inc.        COM              460939309     1436 60000.00 SH       Sole                 60000.00
JDS Uniphase Corp.             COM              46612J101      922 50000.00 SH       Sole                 50000.00
Johnson & Johnson              COM              478160104     1372 15686.00 SH       Sole                 15686.00
Keithley Instruments, Inc.     COM              487584104      648 40000.00 SH       Sole                 40000.00
Kent Electronics Corp.         COM              490553104      203 11300.00 SH       Sole                 11300.00
Lehman Brothers Holdings, Inc. COM              524908100      351  5600.00 SH       Sole                  5600.00
Levcor International, Inc.     COM              52729D102      113 50000.00 SH       Sole                 50000.00
Level 8 Systems, Inc.          COM              52729M102      829 255000.00SH       Sole                255000.00
Massey Energy Co.              COM              576206106     6578 275000.00SH       Sole                275000.00
Merck & Co.                    COM              589331107     5986 78872.00 SH       Sole                 78872.00
Minnesota Mng. & Mfg. Co.      COM              604059105      346  3330.00 SH       Sole                  3330.00
Mitchell Energy & Development  COM              606592202     3675 70000.00 SH       Sole                 70000.00
Montana Power Co.              COM              612085100     1058 75000.00 SH       Sole                 75000.00
National Semiconductor Corp.   COM              637640103     1605 60000.00 SH       Sole                 60000.00
Natural Microsystem Corp.      COM              638882100     1775 200000.00SH       Sole                200000.00
Nematron Corp.                 COM              640441101     1269 1493425.00SH      Sole               1493425.00
Newfield Exploration Co.       COM              651290108     3665 105000.00SH       Sole                105000.00
NiSource Inc.                  COM              65473P105     1556 50000.00 SH       Sole                 50000.00
Nortel Networks Corp.          COM              656569100      703 50000.00 SH       Sole                 50000.00
Novadigm Inc.                  COM              669937104      672 157000.00SH       Sole                157000.00
Novell, Inc.                   COM              670006105      240 48000.00 SH       Sole                 48000.00
Novellus Systems Inc.          COM              670008101      243  6000.00 SH       Sole                  6000.00
Optibase Ltd.                  COM              M7524R108      723 130000.00SH       Sole                130000.00
PMC-Sierra, Inc.               COM              69344F106      383 15500.00 SH       Sole                 15500.00
Packeteer, Inc.                COM              695210104      606 200000.00SH       Sole                200000.00
Pactiv Corp.                   COM              695257105     1211 100000.00SH       Sole                100000.00
Paradigm Genetics Inc.         COM              69900R106     1100 200000.00SH       Sole                200000.00
Patterson Energy Inc.          COM              703414102     1581 50000.00 SH       Sole                 50000.00
Pepsico Inc.                   COM              713448108     1429 32524.00 SH       Sole                 32524.00
Pharmanetics Inc.              COM              71713J107     1360 160000.00SH       Sole                160000.00
Phillips-Van Heusen Corp.      COM              718592108     1508 100000.00SH       Sole                100000.00
Photronics Inc.                COM              719405102      741 30000.00 SH       Sole                 30000.00
Polycom, Inc.                  COM              73172K104     1856 150000.00SH       Sole                150000.00
Prima Energy Corp.             COM              741901201     1334 44000.00 SH       Sole                 44000.00
Qlogic Corp.                   COM              747277101     1028 45700.00 SH       Sole                 45700.00
Quaker Fabric Corp.            COM              747399103     1663 200000.00SH       Sole                200000.00
Redback Networks Inc.          COM              757209101      654 50000.00 SH       Sole                 50000.00
Rite Aid Corp.                 COM              767754104     3345 500000.00SH       Sole                500000.00
SafeNet Inc.                   COM              78645R107      928 75000.00 SH       Sole                 75000.00
Science Dynamics Corp.         COM              808631105      364 371000.00SH       Sole                371000.00
Secure Computing Corp.         COM              813705100      963 100000.00SH       Sole                100000.00
Spinnaker Exploration Co.      COM              84855W109     4370 100000.00SH       Sole                100000.00
Standard Commercial Corp.      COM              853258101     2585 220000.00SH       Sole                220000.00
Sun Microsystems, Inc.         COM              866810104     1537 100000.00SH       Sole                100000.00
Symmetricom Inc.               COM              871543104     3459 285300.00SH       Sole                285300.00
Tekelec                        COM              879101103     1260 70000.00 SH       Sole                 70000.00
Teledyne Technologies,Inc.     COM              879360105     1400 100000.00SH       Sole                100000.00
Tredegar Corp.                 COM              894650100     2288 130000.00SH       Sole                130000.00
Tyco International             COM              902124106     2594 60000.00 SH       Sole                 60000.00
Unifi, Inc.                    COM              904677101     1064 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     3850 110000.00SH       Sole                110000.00
Valero Energy Corp.            COM              91913Y100     2130 60000.00 SH       Sole                 60000.00
Wal-Mart Stores, Inc.          COM              931142103     1212 24000.00 SH       Sole                 24000.00
Whitehall Jewellers, Inc.      COM              965063100     1963 252000.00SH       Sole                252000.00
Williams Control, Inc.         COM              969465103       61 40000.00 SH       Sole                 40000.00
Wilmington Trust Corp.         COM              971807102     1418 24000.00 SH       Sole                 24000.00
Wind River Systems, Inc.       COM              973149107     2325 100000.00SH       Sole                100000.00
Zale Corp.                     COM              988858106     2175 75000.00 SH       Sole                 75000.00